Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss
Note 6:	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	June 30, 2018	December 31, 2017
	(In thousands)
Net unrealized loss on securities available-for-sale	$(405)	$(290)
Net unrealized loss for unfunded status of defined benefit plan liability	(242)	(289)

	(647)	(579)
Tax effect	136	159

Net-of-tax amount	$(511)	$(420)

Note 10:	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2017	2016
	(In thousands)

Net unrealized loss on securities available-for-sale	$(290)	$(483)
Net unrealized loss for funded status of defined benefit plan liability	(289)	(205)

	(579)	(688)
Tax effect	159	234

Net-of-tax amount	$(420)	$(454)